Commitments and Contingencies - Additional Information (Detail) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2021 USD ($)	Jan. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Total potential commitment		$ 1,600
Payment of commitment	$ 300,000
Purchase orders outstanding	$ 3,900	$ 3,900